UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

Gerard S. E. Heffernan
Walthausen Funds
2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WFICX
INVESTOR CLASS TICKER WSCVX

For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT

January 31, 2022

Walthausen Small Cap Value Fund Annual Report January 31, 2022 (Unaudited)

Dear Fellow Shareholders,

In 2021 we lived through the post pandemic return to normalcy. We were pleased to see the effectiveness of vaccines and fewer restrictions on activities as the year progressed. After a period of massive fiscal and monetary response on a global scale, we started to see our portfolio companies operating on a more normal basis. Generally speaking our companies performed well, as our focus on companies that provide real goods and services and generate positive free cash flow were rewarded as the economic outlook improved. We were pleased to see that money losing companies and hope based business models were no longer being rewarded.

Inflation remains a discussion topic with all of our companies. We are finding that the better managed companies with strong customer relationships are in the best position to pass through rising material, wage, and shipping costs. We are also hearing anecdotal situations of share gains despite higher prices due to availability of product when competitors are lacking. These share gains are going to be difficult for competitors to claw back. Given continued increases in commodity prices entering 2022, we believe, these same management teams should be able to put through additional price increases.

Discussing our view on interest rates has not been exciting. With rates so low for so long we felt that rising inflation and a strong economic outlook would finally be the catalyst for the Fed to raise interest rates. We now see Russian military actions clouding the rate outlook as its effect on commodity prices brings the US and world GDP expectations into question. We still see the opportunity for rising rates to bolster the earnings of our financial holdings but the realization of the improvement may be shifting further out.

Further to the rate discussion, most of our holdings sport strong balance sheets and we do not see a significant restraint on their ability to deploy capital. We do not want to own companies that stop business development because interest rates increase by a 100 basis points. If the “yes” or “no” of an investment decision was critically tied to interest rates, the company should not have been thinking about the investment in the first place.

With these strong balance sheets, we saw several holdings close acquisitions in the second half of 2021. In many instances these deals are bolt on acquisitions that should easily integrate into their current business model and be accretive to earnings. Management teams are also increasing organic capital deployment which we believe is a good sign for business demand in 2022. Share repurchases remain a lever that management teams are utilizing as well. Market volatility due to macro events has allowed prepared companies to take advantage of share price weakness in the short term that will benefit shareholders in the long term.

Supply chain issues that many companies faced in 2021 are still not remedied entering 2022 and may not be normalized in 2022. We have heard from several management teams that they are playing ‘whack-a-mole’ with their supply chain, as soon as they remedy one problem a new one pops up. The biggest pain point we are hearing from management remains semiconductors. The chip issue that was first characterized as a temporary supply issue appears to now be defined as a structural supply and demand imbalance. The situation is exacerbated by the large global chip exposure to Taiwan. There now appears to be a light bulb moment occurring around the world that too much supply is being made in one place. The response will be a massive capital expenditure on chip fabrication facilities to geographically diversify the production of semiconductors. This will take time, and companies likely do not have the safety stock they would like. Within our portfolio we are exposed to companies that make the equipment that will populate these new fabrication facilities needed to meet the growing global demand for semiconductors.

2022 Annual Report 1

Our performance in the fiscal year was encouraging with the Fund outperforming the Russell 2000® Value Index with a return of 23.66% for the Investor Class compared to the benchmark return of 14.75% . Reviewing attribution reports, we see all of our outperformance coming from stock selection. It was also satisfying to see that stock selection was meaningfully additive in Consumer Discretionary, Industrials, Information Technology, Materials, and Real Estate. The biggest drag on performance was the Energy sector, where we were underweight and our names underperformed a very strong sector.

As we look to the remainder of the year, we feel the portfolio is well positioned to take advantage of the current environment. If you have additional questions regarding Walthausen & Co. please feel free to contact Gerry directly at 518-348-7221 or DeForest directly 518-348-7216.

Sincerely,

Gerard S.E. Heffernan CFA
DeForest R. Hinman

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC – Garden City, NY 11530.

2022 Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

1/31/2022 Investor Class NAV $18.23
1/31/2022 Institutional Class NAV $18.22

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JANUARY 31, 2022

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Walthausen Small Cap Value Fund- Investor Class	23.66%	11.75%	7.23%	10.62%
Russell 2000® Value Index(B)	14.75%	11.72%	7.92%	10.64%

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Walthausen Small Cap Value Fund - Institutional Class	23.92%	12.01%	15.81%
Russell 2000® Value Index(B)	14.75%	11.72%	15.19%

Annual Fund Operating Expense Ratios (from 6/1/2021 Prospectus):

Investor Class - Gross 1.35%, Net 1.21% Institutional Class - Gross 1.35%, Net 0.98%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Investor and Institutional Classes. Absent that arrangement, the performance of the Classes would have been lower.

Each Class’s expense ratios for the fiscal year ended January 31, 2022, can be found in the financial highlights included in this report. Prior to June 1, 2021, both share classes had a 2.00% redemption fee on shares redeemed within 90 days of purchase or less.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds; and (b) the impact of waivers and breakpoints in expenses charged and the application of waivers as described in Note 4.

(A)1 Year, 3 Years, 5 Years, 10 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Investor Class was February 1, 2008. Institutional Class commenced operations on December 31, 2018.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2022 Annual Report 3

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

WALTHAUSEN SMALL CAP VALUE FUND
by Sectors as of January 31, 2022
(as a percentage of Common Stocks and Real Estate Investment Trusts)

2022 Annual Report 4

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as IRA maintenance fees, and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on August 1, 2021, and held through January 31, 2022.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2021 to
	August 1, 2021	January 31, 2022	January 31, 2022

Actual	$1,000.00	$1,035.85	$6.21

Hypothetical	$1,000.00	$1,019.11	$6.16
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2022 Annual Report 5

Institutional Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2021 to
	August 1, 2021	January 31, 2022	January 31, 2022

Actual	$1,000.00	$1,036.68	$5.03

Hypothetical	$1,000.00	$1,020.27	$4.99
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2022 Annual Report 6

Walthausen Small Cap Value Fund

		Schedule of Investments
		January 31, 2022
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Crude Petroleum & Natural Gas
22,425	Gulfport Energy Corporation *	$1,467,716	1.47%
Electric Lighting & Wiring Equipment
29,730	AZZ Inc.	1,414,553
200,275	LSI Industries Inc.	1,490,046
		2,904,599	2.90%
Electrical Industrial Apparatus
102,245	Thermon Group Holdings, Inc. *	1,753,502	1.75%
Electrical Work
16,730	Comfort Systems USA, Inc.	1,502,019	1.50%
Electronic Components & Accessories
54,220	Vishay Precision Group, Inc. *	1,736,667	1.74%
Electronic Connectors
41,485	Methode Electronics, Inc.	1,826,585	1.83%
Farm Machinery & Equipment
11,000	Alamo Group Inc.	1,549,350	1.55%
Federal & Federally-Sponsored Credit Agencies
13,290	Federal Agricultural Mortgage Corporation - Class C	1,618,722	1.62%
Finance Services
41,125	Green Dot Corporation - Class A *	1,304,074	1.30%
Heavy Construction Other Than Building Construction - Contractors
84,501	Great Lakes Dredge & Dock Corporation *	1,156,819	1.16%
Household Audio & Video Equipment
63,885	Knowles Corporation *	1,355,001	1.35%
Instruments for Measuring & Testing of Electricity & Electric Signals
45,500	Allied Motion Technologies Inc.	1,631,175
45,825	Cohu, Inc. *	1,511,308
		3,142,483	3.14%
Metal Forgings & Stampings
21,515	Materion Corporation	1,782,518
45,940	TriMas Corporation	1,596,874
		3,379,392	3.38%
Miscellaneous Chemical Products
58,390	Orion Engineered Carbons S.A. (Luxembourg)	998,469	1.00%
Mobile Homes
61,465	Legacy Housing Corporation *	1,521,873
29,000	Skyline Champion Corporation *	1,952,860
		3,474,733	3.47%
Motor Vehicles Parts & Accessories
123,595	Holley Inc. *	1,463,365
20,500	Patrick Industries, Inc.	1,320,200
		2,783,565	2.78%
National Commercial Banks
39,596	Camden National Corporation	1,966,337
24,598	City Holding Company	1,973,006
54,210	NBT Bancorp Inc.	2,096,843
5,524	Pinnacle Financial Partners, Inc.	534,226
		6,570,412	6.57%
Oil & Gas Field Services, NEC
186,420	ProPetro Holding Corp. *	1,959,274	1.96%
Operative Builders
24,484	M/I Homes, Inc. *	1,297,407	1.30%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 7

Walthausen Small Cap Value Fund

		Schedule of Investments
		January 31, 2022
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Pharmaceutical Preparations
38,770	ANI Pharmaceuticals, Inc. *	$1,567,083	1.57%
Printed Circuit Boards
71,400	Kimball Electronics, Inc. *	1,413,006	1.41%
Pulp Mills
160,845	Mercer International Inc. (Canada)	1,954,267	1.95%
Refrigeration & Service Industry Machinery
24,600	Tennant Company	1,898,382	1.90%
Retail - Jewelry Stores
21,455	Signet Jewelers Limited (Bermuda)	1,847,919	1.85%
Retail - Retail Stores, NEC
56,475	Titan Machinery Inc. *	1,739,430	1.74%
Sanitary Services
70,106	Heritage-Crystal Clean, Inc. *	2,005,733	2.01%
Savings Institution, Federally Chartered
83,495	OceanFirst Financial Corp.	1,895,337	1.90%
Semiconductors & Related Devices
18,620	Kulicke and Soffa Industries, Inc. (Singapore)	1,018,328
16,770	OSI Systems, Inc. *	1,390,904
		2,409,232	2.41%
Services - Amusement & Recreation Services
6,190	Bowlero Corp. - Class A *	51,191	0.05%
Services - Automotive Repair, Services & Parking
34,650	Monro, Inc.	1,723,145	1.72%
Services - Engineering Services
32,925	VSE Corporation	1,698,271	1.70%
Services - Equipment Rental & Leasing, NEC
66,653	Textainer Group Holdings Limited (Bermuda)	2,451,497	2.45%
Services - Management Consulting Services
68,042	The Hackett Group, Inc.	1,302,324	1.30%
Services - To Dwellings & Other Buildings
25,638	ABM Industries Incorporated	1,068,848	1.07%
Special Industry Machinery, NEC
22,020	Axcelis Technologies, Inc. *	1,378,672	1.38%
State Commercial Banks
45,380	First Bancorp	1,992,636
46,460	First Financial Corporation	2,085,589
28,225	Great Southern Bancorp, Inc.	1,674,871
41,030	Heartland Financial USA, Inc.	2,134,791
89,930	Horizon Bancorp, Inc.	1,918,207
16,465	Lakeland Financial Corporation	1,316,047
60,945	Seacoast Banking Corporation of Florida	2,224,493
17,375	Stock Yards Bancorp, Inc.	1,035,203
40,760	TriCo Bancshares	1,771,837
14,020	Triumph Bancorp, Inc. *	1,226,470
37,125	Washington Trust Bancorp, Inc.	2,119,095
		19,499,239	19.50%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
60,040	Commercial Metals Company	2,007,738	2.01%
Surety Insurance
52,607	NMI Holdings, Inc. - Class A *	1,301,497	1.30%
Surgical & Medical Instruments & Apparatus
27,325	NuVasive, Inc. *	1,421,173	1.42%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 8

Walthausen Small Cap Value Fund

		Schedule of Investments
		January 31, 2022
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Title Insurance
23,770	Stewart Information Services Corporation	$1,697,891	1.70%
Wholesale - Industrial Machinery & Equipment
14,088	Global Industrial Company	492,516	0.49%
Total for Common Stocks (Cost $70,016,860)		94,605,180	94.59%
REAL ESTATE INVESTMENT TRUSTS
33,060	EPR Properties	1,453,648
107,827	Global Medical REIT Inc.	1,823,355
92,915	UMH Properties, Inc.	2,192,794
Total for Real Estate Investment Trusts (Cost $3,348,320)		5,469,797	5.47%
MONEY MARKET FUNDS
1,592,407	Fidelity Investments Money Market Government Portfolio -
	Class I 0.01% **	$1,592,407	1.59%
	(Cost $1,592,407)
Total Investment Securities		101,667,384	101.65%
	(Cost $74,957,587)
Liabilities in Excess of Other Assets		(1,654,591)	-1.65%
Net Assets		$100,012,793	100.00%

** The rate shown represents the 7-day yield at January 31, 2022. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 9

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities
January 31, 2022
Assets:
Investment Securities at Fair Value	$101,667,384
(Cost $74,957,587)
Receivable for Dividends	43,311
Receivable for Shareholder Subscriptions	1,305
Total Assets	101,712,000
Liabilities:
Payable for Securities Purchased	49,613
Payable for Shareholder Redemptions	1,547,617
Payable to Advisor for Management Fees (Note 4)	90,906
Payable to Advisor for Service Fees (Note 4)	11,071
Total Liabilities	1,699,207
Net Assets	$100,012,793
Net Assets Consist of:
Paid In Capital	$65,264,062
Total Distributable Earnings	34,748,731
Net Assets	$100,012,793

Investor Class
Net Assets	$64,007,453
Shares Outstanding
(Unlimited shares authorized)	3,510,499
Net Asset Value, Offering Price and Redemption Price Per Share	$18.23

Institutional Class
Net Assets	$36,005,340
Shares Outstanding
(Unlimited shares authorized)	1,976,547
Net Asset Value, Offering Price and Redemption Price Per Share	$18.22

Statement of Operations
For the fiscal year ended January 31, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$1,844,621
Total Investment Income	1,844,621
Expenses:
Management Fees (Note 4)	1,545,977
Service Fees (Note 4)	585,921
Total Expenses	2,131,898
Less: Waived Management and Service Fees (Note 4)	(439,538)
Net Expenses	1,692,360
Net Investment Income (Loss)	152,261
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	57,932,242
Net Change In Unrealized Appreciation (Depreciation) on Investments	(18,301,675)
Net Realized and Unrealized Gain (Loss) on Investments	39,630,567
Net Increase (Decrease) in Net Assets from Operations	$39,782,828

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 10

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets
	2/1/2021		2/1/2020
	to		to
	1/31/2022		1/31/2021
From Operations:
Net Investment Income (Loss)	$152,261		$805,349
Net Realized Gain (Loss) on Investments	57,932,242		15,425,531
Net Change in Unrealized Appreciation (Depreciation) on Investments	(18,301,675)		(26,922,763)
Increase (Decrease) in Net Assets from Operations	39,782,828		(10,691,883)
From Distributions to Shareholders:
Investor Class	(21,103,053)		(714,630)
Institutional Class	(13,785,955)		(1,019,665)
Change in Net Assets from Distributions	(34,889,008)		(1,734,295)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	8,892,366		10,314,289
Institutional Class	19,153,536	(a)	44,157,560	(b)
Proceeds From Redemption Fees (Note 2) (e)
Investor Class	622		5,255
Institutional Class	8,825		13,563
Shares Issued on Reinvestment of Dividends
Investor Class	20,716,589		704,612
Institutional Class	13,719,057		1,013,566
Cost of Shares Redeemed
Investor Class	(33,422,442)	(a)	(101,165,845)	(b)
Institutional Class	(102,596,647)		(83,803,643)
Net Increase (Decrease) from Shareholder Activity	(73,528,094)		(128,760,643)
Net Increase (Decrease) in Net Assets	(68,634,274)		(141,186,821)
Net Assets at Beginning of Period	168,647,067		309,833,888
Net Assets at End of Period	$100,012,793		$168,647,067

Share Transactions:
Issued
Investor Class	374,706		690,760
Institutional Class	786,617	(c)	2,749,455	(d)
Reinvested
Investor Class	1,094,379		36,227
Institutional Class	725,109		52,004
Redeemed
Investor Class	(1,462,219)	(c)	(6,671,712)	(d)
Institutional Class	(4,253,373)		(5,103,938)
Net Increase (Decrease) in Shares	(2,734,781)		(8,247,204)

(a) Includes $407,992 of exchanges from Investor Class to Institutional Class.
(b) Includes $6,101,893 of exchanges from Investor Class to Institutional Class.
(c) Includes the exchange of 16,909 shares from Investor Class to 16,867 shares of Institutional Class.
(d) Includes the exchange of 394,918 shares from Investor Class to 393,630 shares of Institutional Class.
(e) Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for
90 days or less.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 11

Walthausen Small Cap Value Fund

Financial Highlights - Investor Class
Selected data for a share outstanding throughout the period:	2/1/2021		2/1/2020		2/1/2019		2/1/2018		2/1/2017
	to		to		to		to		to
	1/31/2022		1/31/2021		1/31/2020		1/31/2019		1/31/2018
Net Asset Value -
Beginning of Period	$20.49		$18.80		$18.71		$23.87		$22.12
Net Investment Income (Loss) (a)	(0.00)	+	0.05		0.07		(0.02)		(0.07)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	5.12		1.83		0.43		(2.74)		2.99
Total from Investment Operations	5.12		1.88		0.50		(2.76)		2.92
Distributions (From Net Investment Income)	-	+	(0.19)		(0.02)		-		-
Distributions (From Capital Gains)	(7.38)		-		(0.39)		(2.40)		(1.17)
Total Distributions	(7.38)		(0.19)		(0.41)		(2.40)		(1.17)
Proceeds from Redemption Fee (Note 2) (e)	-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$18.23		$20.49		$18.80		$18.71		$23.87
Total Return (c)	23.66%		10.04%		2.55%		(10.27)%		13.22%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$64,007		$71,784		$177,627		$422,206		$621,122
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.38%		1.35%		1.30%		1.27%		1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.17%		0.16%		0.27%		-0.09%		-0.32%
After Reimbursement (d)
Ratio of Expenses to Average Net Assets	1.21%		1.21%		1.21%		1.27%		1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.00%	+	0.30%		0.36%		-0.09%		-0.32%
Portfolio Turnover Rate	71.40%		65.91%		56.71%		45.51%		45.20%

+ Amount calculated is less than +/-$0.005/0.005% .
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Effective December 31, 2018, the Advisor has agreed to waive a portion of its service fees and manage-
ment fees (See Note 4).
(e) Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for
90 days or less.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 12

Walthausen Small Cap Value Fund

Financial Highlights - Institutional Class
Selected data for a share outstanding throughout the period:	2/1/2021		2/1/2020		2/1/2019		12/31/2018*
	to		to		to		to
	1/31/2022		1/31/2021		1/31/2020		1/31/2019
Net Asset Value -
Beginning of Period	$20.53		$18.83		$18.70		$16.71
Net Investment Income (Loss) (a)	0.05		0.09		0.11		-	+
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	5.14		1.84		0.43		1.99
Total from Investment Operations	5.19		1.93		0.54		1.99
Distributions (From Net Investment Income)	(0.12)		(0.23)		(0.02)		-
Distributions (From Capital Gains)	(7.38)		-		(0.39)		-
Total Distributions	(7.50)		(0.23)		(0.41)		-
Proceeds from Redemption Fee (Note 2) (e)	-	+	-	+	-	+	-
Net Asset Value -
End of Period	$18.22		$20.53		$18.83		$18.70
Total Return (c)	23.92%		10.33%		2.80%		11.91%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$36,005		$96,863		$132,207		$7,741
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.38%		1.35%		1.30%		1.37%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.20%		0.15%		0.23%		-0.23%	***
After Reimbursement (d)
Ratio of Expenses to Average Net Assets	0.98%		0.98%		0.98%		0.98%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%		0.52%		0.55%		0.16%	***
Portfolio Turnover Rate	71.40%		65.91%		56.71%		45.51%	**

* Commencement of Class.
** Not Annualized.
*** Annualized.
+ Amount calculated is less than $0.005/0.005% .
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Effective December 31, 2018, the Advisor has agreed to waive a portion of its service fees and manage-
ment fees (See Note 4).
(e) Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for
90 days or less.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 13

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
January 31, 2022

1.) ORGANIZATION
Walthausen Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007, and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund currently offers Investor Class shares and Institutional Class shares. The Fund’s Investor Class shares commenced operations on February 1, 2008, and Institutional Class shares commenced operations on December 31, 2018. As of January 31, 2022, there are two series authorized by the Trust. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The classes differ principally in their respective distribution expenses and arrangements. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended January 31, 2022, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share. Shares purchased prior to June 1, 2021, were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the fiscal year ended January 31, 2022, proceeds from redemption fees amounted to $622 and $8,825, respectively, for Investor Class and Institutional Class.

2022 Annual Report 14

Notes to Financial Statements - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund. For the fiscal year ended January 31, 2022, the following adjustments were recorded and primarily related to the use of equalization for tax purposes.

Paid In Capital	$15,700,879
Total Distributable Earnings	($15,700,879)

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not

2022 Annual Report 15

Notes to Financial Statements - continued

yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 94,605,180	$0	$0	$ 94,605,180
Real Estate Investment Trusts	5,469,797	0	0	5,469,797
Money Market Funds	1,592,407	0	0	1,592,407
Total	$101,667,384	$0	$0	$101,667,384

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal year ended January 31, 2022.

The Fund did not invest in any derivative instruments during the fiscal year ended January 31, 2022.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and

2022 Annual Report 16

Notes to Financial Statements - continued

executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of the Fund. During the 2022 fiscal year, there was a change in control at the Advisor, and therefore an ''assignment'' under the 1940 Act of the Fund's previous investment advisory agreement which resulted in its automatic termination. A new investment advisory agreement with substantially the same terms as the previous agreement was approved by the Trust's Board of Trustees at a meeting held on August 27, 2021, and was approved by the Fund's shareholders on November 10, 2021.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

The Advisor has contractually agreed to waive Services Agreement fees and Management fees to the extent necessary to maintain total annual operating expenses of the Investor Class Shares and Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.21% and 0.98% respectively, of its average daily net assets through May 31, 2022. The Advisor may not terminate the fee waiver before May 31, 2022.

For the fiscal year ended January 31, 2022, the Advisor earned management fees totaling $1,545,977, of which $90,906 was due to the Advisor at January 31, 2022. For the same period, the Advisor earned service fees of $585,921, of which $11,071 was due to the Advisor at January 31, 2022. Service and management fees in the amounts of $135,919 and $303,619 were waived with no recapture provision for the fiscal year ended January 31, 2022, for the Investor and Institutional Classes, respectively.

Certain officers and a shareholder of the Advisor are also officers of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $5,000, for a total of $15,000, in Trustees’ fees plus travel and related expenses for the fiscal year ended January 31, 2022, for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended January 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $107,197,296 and $210,237,313, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2022, NFS, LLC and Charles Schwab & Co. Inc., both for the benefit of their clients, held, in aggregate, 57.94% and 31.03% of the shares of the Fund, respectively, and therefore each may be deemed to control the Fund.

7.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at January 31, 2022, was $75,491,962. At January 31, 2022, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$28,287,219	($2,111,797)	$26,175,422

2022 Annual Report 17

Notes to Financial Statements - continued

The tax character of distributions for Investor Class was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2022	January 31, 2021
Ordinary Income .	$ 8,914,016	$ 714,630
Long-Term Capital Gain	12,189,037	–
	$ 21,103,053	$ 714,630

The tax character of distributions for Institutional Class was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2022	January 31, 2021
Ordinary Income .	$ 5,948,141	$ 1,019,665
Long-Term Capital Gain	7,837,814	–
	$ 13,785,955	$ 1,019,665

As of January 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$ 3,275,265
Undistributed Long-Term Capital Gains	5,298,044
Unrealized Appreciation on Investments – Net	26,175,422
$ 34,748,731

The differences between book basis and tax basis unrealized appreciation were primarily attributable to the tax deferral of wash sales.

8.) CONCENTRATION OF SECTOR RISK
If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2022, the Fund had 33.88% and 25.09% of the value of its net assets invested in stocks within the Financials and Industrials sectors, respectively.

9.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Annual Report 18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Walthausen Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Walthausen Small Cap Value Fund (the “Fund”), a series of Walthausen Funds as of January 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Walthausen Funds since 2008.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 24, 2022

2022 Annual Report 19

ADDITIONAL INFORMATION January 31, 2022 (UNAUDITED)

1.) PROXY VOTING RESULTS

On November 10, 2021, a special meeting of the shareholders of the Fund was held at the offices of the Trust’s counsel, Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215 for the following purpose:

1.	To approve a new management agreement between Walthausen Funds and Walthausen & Co., LLC, the current investment adviser to the Funds, for each Fund. (Shareholders of each Fund, voting separately, must approve this proposal with respect to that Fund.) No investment advisory fee increase is proposed.

Below are the voting results from the special meeting:

1. Approval of investment advisory agreement: For	2,601,943
Against	13,154
Abstain	41,414

2.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On August 27, 2021, the Board of Trustees (the “Trustees” or the “Board”) considered the approval of the new Management Agreement (the “Agreement”) between the Trust and the Advisor, on behalf of the Walthausen Small Cap Value Fund (“Small Cap” or the “Fund”). Legal counsel reviewed the memorandum provided by them and explained that, in consideration of the approval of the Agreement, the Board should review all information as is reasonably necessary to evaluate the terms of the contract to determine whether it is fair to the Fund and its shareholders. The Advisor had provided information to the Trustees it believed to be sufficient for evaluation of approval of the Agreement.

In reviewing the Agreement, the Board received materials including information from the Advisor addressing the following factors: (1) the investment performance of the Fund and the Advisor, (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services provided and the profits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the nature, extent and quality of services provided by the Advisor, the Trustees noted that after the completion of the Transaction, the Advisor would continue to use a management committee that will make decisions on behalf of the Advisor. The Trustees acknowledged that the value driven investment philosophy utilized by the Advisor remained unchanged and would continue to serve as the investment philosophy that guided the Fund’s investment strategy. The Trustees reviewed the background information of the Advisor’s key investment personnel, taking into consideration their education and the team’s diverse financial industry experience, which covers research and analysis, investment due diligence, and asset allocation. They noted that, other than the departure of Mr. Walthausen (the “Transaction”) in August 2021, each Fund’s portfolio managers remained unchanged. The Trustees acknowledged that the Transaction would not alter the Fund’s practices for monitoring compliance with the Fund’s investment limitations. They considered that the Advisor was not contemplating any changes in service level due to the Transaction. The Trustees acknowledged the Advisor’s experienced staff, product expertise and the continuous research required to execute the strategies and that the Advisor would continue to have the same level of resources available. After further discussion, the Trustees concluded that the Advisor was expected to continue to provide the same level of quality service to the Fund for the benefit of shareholders.

Turning to the performance of the Small Cap, the Trustees noted the Fund’s objective of long-term capital appreciation and acknowledged the Fund’s strong overall performance for all comparison periods, including posting returns of 64% for the one year ended June 30, 2021. They acknowledged the Fund slightly underperformed its benchmark and peer group average over the one-year and five-year periods. They noted that the Advisor attributed the Fund’s underperformance when compared to its benchmark to the benchmark’s inclusion of companies that are desired by many investors despite their unprofitable financial results. The Trustees considered that the benchmark’s inclusion of such companies attributed to the

2022 Annual Report 20

Additional Information (Unaudited) - continued

benchmark’s strong performance over the one-year period. They concluded that the Fund was accomplishing its objective and that the Advisor was implementing the value strategy as expected.

As to the level of expenses, the Trustees reviewed the management fee charged to the Fund, noting that the Adviser charged 1.00% for Small Cap. They compared the Fund’s management fee and net expense ratio to the Fund’s Morningstar category and peer group, noting that the Fund’s management fee was higher than the comparable groups. They noted the Fund’s management fee was generally in line with the fees charged by the Advisor for separate accounts with similar strategies where the Advisor serves as investment adviser. They considered the Advisor’s fees with respect to sub-advised accounts. The Trustees further noted that the Fund’s net expense ratio was lower or equal to the Fund’s comparison group. The Trustees acknowledged the amount of resources and due diligence the Advisor provided to the Fund was significant. The Trustees concluded that the management fee for the Fund was not unreasonable.

As for potential economies of scale, the Trustees noted the Fund’s fees and considered the size of the Fund. They also considered the Advisor’s assertion that breakpoints would, therefore, be unreasonable in the near term. They noted, however, the Advisor’s willingness to discuss the matter of economies as the Fund’s size materially increased. After further discussion, it was the consensus of the Trustees that based on the existing management fee and the Fund’s current asset level, material economies of scale had likely not yet been reached by the Advisor and the absence of breakpoints was reasonable. The Trustees agreed to monitor this issue and revisit this discussion as the Fund’s size increased significantly.

Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the new Management Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that approval of the new Management Agreement was in the best interests of the shareholders of the Fund.

3.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

4.) PROXY VOTING GUIDELINES
The Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-888-925-8428. This information is also available on the SEC’s website at http://www.sec.gov.

5.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the fiscal year ended January 31, 2022, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Advisor, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of each Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

2022 Annual Report 21

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

Gerard S. E. Heffernan	President	Since 2021	Managing Director of Walthausen &	N/A	N/A
Year of Birth: 1963			Co., LLC (2019 to Present). Funds
Manager, Walthausen & Co., LLC
(2018 to Present). Investment
Consultant, Linde Hansen & Co.
(2013 to 2018).

Mark L. Hodge	Secretary	Since 2008	Chief Compliance Officer (2007 to	N/A	N/A
Year of Birth: 1958	and Chief		Present) and Managing Director
	Compliance		(2013 to Present), Walthausen & Co.,
	Officer		LLC.

Stanley M. Westhoff Jr.	Treasurer	Since 2011	Equity Analyst (2007 to Present)	N/A	N/A
Year of Birth: 1969			and Managing Director (2013 to
Present), Walthausen & Co.,
LLC.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.

Independent Trustees

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

Edward A. LaVarnway	Independent	Since 2008	Retired as of 5/10/13. Executive	2	None
Year of Birth: 1951	Trustee		Director, Fredric Remington Art
Museum (8/15/05 to 5/10/13).

John P. Mastriani	Independent	Since	Retired as of 3/1/14 from serving as	2	None
Year of Birth: 1952	Trustee	July 2014	Executive Vice President of The Ayco
Company, L.P. (“Ayco”), a Goldman
Sachs Company affiliate. Board
Member and Chair of the Investment
Committee of the Goldman Sachs
Philanthropic Fund (11/2020 to
Present) & The Ayco Charitable
Foundation (4/2014 to Present).

Hany A. Shawky	Independent	Since 2009	Professor of Finance at the University	2	None
Year of Birth: 1947	Trustee		at Albany, N.Y. (10/2007 to Present).

(1) The address of each Trustee is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.

The Statement of Additional Information contains additional and more detailed information about the Trustees and is available without charge by calling the transfer agent at 1-888-925-8428.

2022 Annual Report 22

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WSVIX

For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT

January 31, 2022

Walthausen Focused Small Cap Value Fund Annual Report January 31, 2022 (Unaudited)

Dear Fellow Shareholders,

In 2021 we lived through the post pandemic return to normalcy. We were pleased to see the effectiveness of vaccines and fewer restrictions on activities as the year progressed. After a period of massive fiscal and monetary response on a global scale, we started to see our portfolio companies operating on a more normal basis. Generally speaking our companies performed well, as our focus on companies that provide real goods and services and generate positive free cash flow were rewarded as the economic outlook improved. We were pleased to see that money losing companies and hope based business models were no longer being rewarded.

Inflation remains a discussion topic with all of our companies. We are finding that the better managed companies with strong customer relationships are in the best position to pass through rising material, wage, and shipping costs. We are also hearing anecdotal situations of share gains despite higher prices due to availability of product when competitors are lacking. These share gains are going to be difficult for competitors to claw back. Given continued increases in commodity prices entering 2022, we believe, these same management teams should be able to put through additional price increases.

Discussing our view on interest rates has not been exciting. With rates so low for so long we felt that rising inflation and a strong economic outlook would finally be the catalyst for the Fed to raise interest rates. We now see Russian military actions clouding the rate outlook as its effect on commodity prices brings the US and world GDP expectations into question. We still see the opportunity for rising rates to bolster the earnings of our financial holdings but the realization of the improvement may be shifting further out.

Further to the rate discussion, most of our holdings sport strong balance sheets and we do not see a significant restraint on their ability to deploy capital. We do not want to own companies that stop business development because interest rates increase by a 100 basis points. If the “yes” or “no” of an investment decision was critically tied to interest rates, the company should not have been thinking about the investment in the first place.

With these strong balance sheets, we saw several holdings close acquisitions in the second half of 2021. In many instances these deals are bolt on acquisitions that should easily integrate into their current business model and be accretive to earnings. Management teams are also increasing organic capital deployment which we believe is a good sign for business demand in 2022. Share repurchases remain a lever that management teams are utilizing as well. Market volatility due to macro events has allowed prepared companies to take advantage of share price weakness in the short term that will benefit shareholders in the long term.

Supply chain issues that many companies faced in 2021 are still not remedied entering 2022 and may not be normalized in 2022. We have heard from several management teams that they are playing ‘whack-a-mole’ with their supply chain, as soon as they remedy one problem a new one pops up. The biggest pain point we are hearing from management remains semiconductors. The chip issue that was first characterized as a temporary supply issue appears to now be defined as a structural supply and demand imbalance. The situation is exacerbated by the large global chip exposure to Taiwan. There now appears to be a light bulb moment occurring around the world that too much supply is being made in one place. The response will be a massive capital expenditure on chip fabrication facilities to geographically diversify the production of semiconductors. This will take time, and companies likely do not have the safety stock they would like. Within our portfolio we are exposed to companies that make the

2022 Annual Report 1

equipment that will populate these new fabrication facilities needed to meet the growing global demand for semiconductors.

Our performance in the fiscal year was encouraging with the Fund outperforming the Russell 2000® Value Index with a return of 22.41% for the Investor Class compared to the benchmark return of 14.75% . Reviewing attribution reports, we see all of our outperformance coming from stock selection. It was also satisfying to see that stock selection was meaningfully additive in Consumer Discretionary, Consumer Staples, Industrials, Information Technology, and Materials. The biggest drag on performance was the Energy sector, where we were underweight and our names underperformed a very strong sector.

As we look to the remainder of the year, we feel the portfolio is well positioned to take advantage of the current environment. If you have additional questions regarding Walthausen & Co., please feel free to contact Gerry directly at 518-348-7221 or DeForest directly 518-348-7216.

Sincerely,

Gerard S.E. Heffernan CFA
DeForest R. Hinman

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC – Garden City, NY 11530.

2022 Annual Report 2

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

1/31/2022 Institutional Class NAV $11.87

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JANUARY 31, 2022

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Walthausen Focused Small Cap Value Fund	22.41%	12.46%	9.52%	11.00%
Russell 2000® Value Index(B)	14.75%	11.72%	7.92%	10.64%
Russell 2500® Value Index(C)	18.67%	12.23%	8.62%	11.23%

Annual Fund Operating Expense Ratios (from 6/1/2021 Prospectus): Gross 1.05%, Net 0.85%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional Class. Absent these arrangements, the performance of the Class would have been lower.

The Fund’s expense ratio for the fiscal year ended January 31, 2022, can be found in the financial highlights included in this report.

(A)1 Year, 3 Years, 5 Years and 10 Years returns include changes in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Focused Small Cap Value Fund was December 27, 2010.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

(C)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2022 Annual Report 3

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND (Unaudited)

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
by Sectors as of January 31, 2022
(as a percentage of Common Stocks, including
Real Estate Investment Trusts)

2022 Annual Report 4

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as IRA maintenance fees, and (2) ongoing costs, including management fees, service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on August 1, 2021, and held through January 31, 2022.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as IRA maintenance fees described above or expenses of underlying funds, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2021
	August 1, 2021	January 31, 2022	January 31, 2022

Actual	$1,000.00	$1,023.25	$4.33

Hypothetical	$1,000.00	$1,020.92	$4.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the aver- age account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2022 Annual Report 5

Walthausen Focused Small Cap Value Fund

		Schedule of Investments
		January 31, 2022
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Apparel & Other Finished Prods Of Fabrics & Similar Material
9,300	G-III Apparel Group, LTD. *	$252,681	2.83%
Arrangement of Transportation of Freight & Cargo
3,710	Hub Group, Inc. - Class A *	280,921	3.14%
Crude Petroleum & Natural Gas
4,090	Chesapeake Energy Corporation	278,815	3.12%
Drilling Oil & Gas Wells
5,660	Helmerich & Payne, Inc.	162,442	1.82%
Electrical Work
1,790	EMCOR Group, Inc.	213,386	2.39%
Heavy Construction Other than Building Construction - Contractors
7,080	Granite Construction Incorporated	254,738	2.85%
Life Insurance
1,480	Primerica, Inc.	228,423	2.56%
Measuring & Controlling Devices, NEC
2,340	Onto Innovation Inc. *	214,204	2.40%
Metal Mining
14,750	Cleveland-Cliffs Inc. *	252,815	2.83%
Miscellaneous Products of Petroleum & Coal
8,170	Valvoline Inc.	269,120	3.01%
Mobile Homes
1,060	Cavco Industries, Inc. *	285,606	3.20%
Motor Vehicle Parts & Accessories
990	LCI Industries	121,938	1.36%
National Commercial Banks
5,940	PacWest Bancorp	275,794
4,750	Webster Financial Corporation	269,848
7,810	WesBanco, Inc.	277,177
5,370	WSFS Financial Corporation	281,281
		1,104,100	12.36%
Natural Gas Transmission & Distribution
1,770	Chesapeake Utilities Corporation	241,092	2.70%
Ordnance & Accessories, (No Vehicles/Guided Missiles)
5,970	Vista Outdoor Inc.	230,323	2.58%
Rolling Drawing & Extruding of Nonferrous Metals
4,040	Mueller Industries, Inc.	208,706	2.34%
Savings Institution, Federally Chartered
12,320	Eastern Bankshares, Inc.	262,293	2.94%
Services - Auto Rental & Leasing (No Drivers)
3,660	Ryder System, Inc.	267,875	3.00%
Services - Business Services, NEC
26,960	Alight, Inc. - Class A *	260,433
2,100	Concentrix Corporation *	422,079
2,900	MAXIMUS, Inc.	224,228
		906,740	10.15%
Services - Equipment Rental & Leasing, NEC
2,980	McGrath RentCorp	227,106
4,290	Triton International Limited (Bermuda)	259,202
		486,308	5.44%
Services - Home Health Care Services
1,220	LHC Group, Inc. *	151,402	1.69%
Services - Hospitals
2,590	Encompass Health Corporation	160,684	1.80%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 6

Walthausen Focused Small Cap Value Fund

		Schedule of Investments
		January 31, 2022
Shares		Fair Value	% of Net Assets
COMMON STOCKS
State Commercial Banks
5,430	Hancock Whitney Corporation	$286,270
3,360	Independent Bank Corp.	283,416
3,530	Independent Bank Group, Inc.	267,997
		837,683	9.37%
Surgical & Medical Instruments & Apparatus
2,870	Merit Medical Systems, Inc. *	159,141	1.78%
Title Insurance
1,880	First American Financial Corporation	140,079	1.57%
Water Transportation
4,970	Kirby Corporation *	323,945	3.63%
Wholesale - Farm Product Raw Materials
70	Seaboard Corporation	267,399	2.99%
Wholesale - Lumber & Other Construction Materials
5,380	Beacon Roofing Supply, Inc. *	295,201	3.30%
Total for Common Stocks (Cost $6,778,729)		8,858,060	99.15%

REAL ESTATE INVESTMENT TRUSTS
8,240	Industrial Logistics Properties Trust	188,943	2.11%
	(Cost $169,311)
MONEY MARKET FUNDS
93,857	Fidelity Investments Money Market Government Portfolio -
	Class I 0.01% **	93,857	1.05%
	(Cost $93,857)
Total Investment Securities		9,140,860	102.31%
	(Cost $7,041,897)
Liabilities in Excess of Other Assets		(206,338)	-2.31%
Net Assets		$8,934,522	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at January 31, 2022. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 7

Walthausen Focused Small Cap Value Fund

Statement of Assets and Liabilities
January 31, 2022
Assets:
Investment Securities at Fair Value	$9,140,860
(Cost $7,041,897)
Receivable for Dividends	5,088
Receivable for Shareholder Subscriptions	698
Total Assets	9,146,646
Liabilities:
Payable for Shareholder Redemptions	205,278
Payable to Advisor for Management Fees (Note 4)	6,846
Total Liabilities	212,124
Net Assets	$8,934,522
Net Assets Consist of:
Paid In Capital	$6,414,535
Total Distributable Earnings	2,519,987
Net Assets	$8,934,522

Institutional Class
Net Assets	$8,934,522
Shares Outstanding
(Unlimited shares authorized)	752,383
Net Asset Value, Offering Price and Redemption Price Per Share	$11.87

Statement of Operations
For the fiscal year ended January 31, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$200,858
Total Investment Income	200,858
Expenses:
Management Fees (Note 4)	107,751
Service Fees (Note 4)	25,353
Total Expenses	133,104
Less: Waived Service Fees (Note 4)	(25,353)
Net Expenses	107,751
Net Investment Income (Loss)	93,107
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	2,769,313
Net Change In Unrealized Appreciation (Depreciation) on Investments	(283,222)
Net Realized and Unrealized Gain (Loss) on Investments	2,486,091
Net Increase (Decrease) in Net Assets from Operations	$2,579,198

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 8

Walthausen Focused Small Cap Value Fund

Statements of Changes in Net Assets
	2/1/2021	2/1/2020
	to	to
	1/31/2022	1/31/2021
From Operations:
Net Investment Income (Loss)	$93,107	$102,064
Net Realized Gain (Loss) on Investments	2,769,313	421,587
Net Change in Unrealized Appreciation (Depreciation) on Investments	(283,222)	(362,130)
Increase (Decrease) in Net Assets from Operations	2,579,198	161,521
From Distributions to Shareholders:
Institutional Class	(1,850,612)	(303,549)
Retail Class (a)	-	-
R6 Class (b)	-	-
Change in Net Assets from Distributions	(1,850,612)	(303,549)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	1,952,661	5,970,440	(c) (d)
Retail Class (a)	-	67,731
R6 Class (b)	-	5,027
Proceeds From Redemption Fees (Note 2)
Institutional Class	-	19	(e)
Retail Class (a)	-	330	(e)
R6 Class (b)	-	-
Shares Issued on Reinvestment of Dividends
Institutional Class	1,837,488	301,597
Retail Class (a)	-	-
R6 Class (b)	-	-
Cost of Shares Redeemed
Institutional Class	(6,959,452)	(4,281,397)
Retail Class (a)	-	(2,125,536)	(c)
R6 Class (b)	-	(218,191)	(d)
Net Increase (Decrease) from Shareholder Activity	(3,169,303)	(279,980)
Net Increase (Decrease) in Net Assets	(2,440,717)	(422,008)
Net Assets at Beginning of Period	11,375,239	11,797,247
Net Assets at End of Period	$8,934,522	$11,375,239

Share Transactions:
Issued
Institutional Class	138,245	622,158	(c) (d)
Retail Class (a)	-	7,562
R6 Class (b)	-	534
Reinvested
Institutional Class	151,858	25,955
Retail Class (a)	-	-
R6 Class (b)	-	-
Redeemed
Institutional Class	(504,427)	(406,372)
Retail Class (a)	-	(261,604)	(c)
R6 Class (b)	-	(26,678)	(d)
Net Increase (Decrease) in Shares	(214,324)	(38,445)

(a) Retail Class closed on May 15, 2020. Retail Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020.
(b) R6 Class closed on May 15, 2020. R6 Class shares of record as of May 15, 2020, were exchanged for
Institutional Class shares effective May 15, 2020.
(c) Includes automatic conversion of Retail Class shares ($1,884,889 representing 234,329 shares) to
Institutional Class shares ($1,884,889 representing 231,160 shares).
(d) Includes automatic conversion of R6 Class shares ($181,806 representing 21,981 shares) to Institutional
Class shares ($181,806 representing 22,297 shares).
(e) Prior to October 15, 2020, shares of the Fund were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 9

Walthausen Focused Small Cap Value Fund

Financial Highlights - Institutional Class
Selected data for a share outstanding	2/1/2021	2/1/2020		2/1/2019	2/1/2018		2/1/2017
throughout the period:	to	to		to	to		to
	1/31/2022	1/31/2021		1/31/2020	1/31/2019		1/31/2018
Net Asset Value -
Beginning of Period	$11.77	$11.77		$10.97	$19.22		$16.26
Net Investment Income (Loss) (a)	0.10	0.11		0.10	0.04		0.10
Net Gain (Loss) on Investments (Realized
and Unrealized) (b)	2.58	0.20		1.36	(2.17)		3.02
Total from Investment Operations	2.68	0.31		1.46	(2.13)		3.12
Distributions (From Net Investment Income)	(0.13)	(0.06)		(0.22)	-		(0.11)
Distributions (From Capital Gains)	(2.45)	(0.25)		(0.44)	(6.12)		(0.05)
Total Distributions	(2.58)	(0.31)		(0.66)	(6.12)		(0.16)

Proceeds from Redemption Fee (d)	-	-	+	-	-	+	-	+
Net Asset Value -
End of Period	$11.87	$11.77		$11.77	$10.97		$19.22
Total Return (c)	22.41%	2.67%		13.19%	(7.07)%		19.23%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$8,935	$11,375		$8,534	$10,463		$68,955
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.05%	1.25%		1.35%	1.35%		1.35%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.53%	0.80%		0.62%	-0.03%		0.33%
After Reimbursement
Ratio of Expenses to Average Net Assets	0.85%	1.01%		1.10%	1.10%		1.10%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.73%	1.04%		0.87%	0.22%		0.58%
Portfolio Turnover Rate	59.71%	72.53%		49.95%	39.38%		63.12%

+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Prior to October 15, 2020, shares of the Fund were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 10

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
January 31, 2022

1.) ORGANIZATION
Walthausen Focused Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on December 1, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007, and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Prior to October 15, 2020, the Fund was named Walthausen Select Value Fund. As of January 31, 2022, there are two series authorized by the Trust. The Fund currently offers Institutional Class shares. Retail Class shares were offered from December 27, 2010, through May 15, 2020. Retail Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020. R6 Class shares were offered from November 1, 2016, through May 15, 2020. R6 Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020. The Fund may offer Retail Class and R6 Class shares in the future with approval from the Board of Trustees (the “Trustees” or the “Board”) and notification to shareholders. The Institutional Class commenced operations on December 27, 2010. Prior to January 30, 2013, the Institutional Class was named the Investor Class. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended January 31, 2022, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the NAV per share. Prior to October 15, 2020, shares of the Fund were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to share-

2022 Annual Report 11

Notes to Financial Statements - continued

holders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund. For the fiscal year ended January 31, 2022, the following adjustments were recorded and primarily related to the use of equalization for tax purposes.

Paid In Capital	$871,653
Total Distributable Earnings	($871,653)

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

2022 Annual Report 12

Notes to Financial Statements - continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks including real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,858,060	$0	$0	$8,858,060
Real Estate Investment Trusts	188,943	0	0	188,943
Money Market Funds	93,857	0	0	93,857
Total	$9,140,860	$0	$0	$9,140,860

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal year ended January 31, 2022.

The Fund did not invest in any derivative instruments during the fiscal year ended January 31, 2022.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 0.85% of the average daily net assets of the Fund. During the 2022 fiscal year, there was a change in control at the Advisor, and therefore an ''assignment'' under the 1940 Act of the Fund's previous investment advisory agreement which resulted in its automatic termination. A new investment advisory agreement with substantially the same terms as the previous agreement was approved by the Trust's Board of Trustees at a meeting held on August 27, 2021, and was approved by the Fund's shareholders on November 10, 2021. For the fiscal year ended January 31, 2022, the Advisor earned management fees totaling $107,751, of which $6,846 was due to the Advisor at January 31, 2022.

2022 Annual Report 13

Notes to Financial Statements - continued

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.20% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.85% of its average daily net assets through October 31, 2025. The Advisor may not terminate the fee waiver before October 31, 2025. There is no recoupment provision for the waiver.

For the fiscal year ended January 31, 2022, the Advisor earned service fees of $25,353, of which $0 was due to the Advisor at January 31, 2022. Service fees in the amount of $25,353 were waived with no recapture provision for the fiscal year ended January 31, 2022.

Certain officers and a shareholder of the Advisor are also officers of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $5,000, for a total of $15,000, in Trustees’ fees plus any travel and related expenses for the fiscal year ended January 31, 2022 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund may pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. Effective May 15, 2020, Retail Class closed and its shares were exchanged for Institutional Class shares. Also as of June 1, 2013, the Fund does not currently pay or accrue any distribution fees; however, if the Fund resumes the offering of Retail Class, it reserves the right to pay or accrue such fees in the future upon notice to shareholders.

6.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended January 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,248,956 and $11,383,214, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. As of January 31, 2022, NFS, LLC, located in New York, New York, for the benefit of its clients, held, in aggregate, 57.09% of the Fund shares, and therefore may be deemed to control the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at January 31, 2022, was $7,136,802. At January 31, 2022, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,252,193	($248,135)	$2,004,058

2022 Annual Report 14

Notes to Financial Statements - continued

The tax character of distributions from Institutional Class was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2022	January 31, 2021
Ordinary Income	$ 798,772	$ 60,906
Long-Term Capital Gain	1,051,840	242,643
	$1,850,612	$ 303,549

As of January 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 69,484
Undistributed Long-Term Capital Gains	446,445
Unrealized Appreciation on Investments – Net	2,004,058
$ 2,519,987

The differences between book basis and tax basis unrealized appreciation were primarily attributable to the tax deferral of wash sales.

9.) CONCENTRATION OF SECTOR RISK
If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2022, the Fund had 28.79% of the value of its net assets invested in stocks within the Financials sector.

10.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Annual Report 15

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2022 Annual Report 16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Walthausen Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Walthausen Focused Small Cap Value Fund (the “Fund”), a series of Walthausen Funds as of January 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Walthausen Funds since 2008.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 24, 2022

2022 Annual Report 17

ADDITIONAL INFORMATION January 31, 2022 (UNAUDITED)

1.) PROXY VOTING RESULTS
On November 10, 2021, a special meeting of the shareholders of the Fund was held at the offices of the Trust's counsel, Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215 for the following purpose:

1.	To approve a new management agreement between Walthausen Funds and Walthausen & Co., LLC, the current investment adviser to the Funds, for each Fund. (Shareholders of each Fund, voting separately, must approve this proposal with respect to that Fund.) No investment advisory fee increase is proposed.

Below are the voting results from the special meeting:

1. Approval of investment advisory agreement: For	390,713
Against	1,628
Abstain	70,628

2.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On August 27, 2021, the Board of Trustees (the “Trustees” or the “Board”) considered the approval of the new Management Agreement (the “Agreement”) between the Trust and the Advisor, on behalf of the Walthausen Focused Small Cap Value Fund (“Focused” or the “Fund”). Legal counsel reviewed the memorandum provided by them and explained that, in consideration of the approval of the Agreement, the Board should review all information as is reasonably necessary to evaluate the terms of the contract to determine whether it is fair to the Fund and its shareholders. The Advisor had provided information to the Trustees it believed to be sufficient for evaluation of approval of the Agreement.

In reviewing the Agreement, the Board received materials including information from the Advisor addressing the following factors: (1) the investment performance of the Fund and the Advisor, (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services provided and the profits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the nature, extent and quality of services provided by the Advisor, the Trustees noted that after the completion of the Transaction, the Advisor would continue to use a management committee that will make decisions on behalf of the Advisor. The Trustees acknowledged that the value driven investment philosophy utilized by the Advisor remained unchanged and would continue to serve as the investment philosophy that guided the Fund’s investment strategy. The Trustees reviewed the background information of the Advisor’s key investment personnel, taking into consideration their education and the team’s diverse financial industry experience, which covers research and analysis, investment due diligence, and asset allocation. They noted that, other than the departure of Mr. Walthausen (the “Transaction”) in August 2021, each Fund’s portfolio managers remained unchanged. The Trustees acknowledged that the Transaction would not alter the Fund’s practices for monitoring compliance with the Fund’s investment limitations. They considered that the Advisor was not contemplating any changes in service level due to the Transaction. The Trustees acknowledged the Advisor’s experienced staff, product expertise and the continuous research required to execute the strategies and that the Advisor would continue to have the same level of resources available. After further discussion, the Trustees concluded that the Advisor was expected to continue to provide the same level of quality service to the Fund for the benefit of shareholders.

Turning to the performance of Focused, the Trustees noted the Fund’s objective of long-term capital appreciation and acknowledged the Fund’s strong overall performance for all comparison periods, including posting returns of 54% for the one year period ended June 30, 2021. They further noted that the Fund outperformed its peer group average for the five-year and ten-year periods. They acknowledged the Fund underperformed its benchmark, Morningstar category and peer group averages over the one-year period. They noted that the Advisor attributed the Fund’s underperformance when compared to its benchmark to the benchmark’s inclusion of companies that are desired by many investors despite their unprofitable financial results. The Trustees considered that the benchmark’s inclusion of such companies attributed to the benchmark’s strong performance over the one-year period. They concluded that the Fund was accomplishing its objective and that the Advisor was implementing the value strategy as expected.

2022 Annual Report 18

Additional Information (Unaudited) - continued

As to the level of expenses, the Trustees reviewed the management fee charged to the Fund, noting that the Adviser charged 0.85% for Focused. They compared the Fund’s management fee and net expense ratio to the Fund’s Morningstar category and peer group, noting that the Fund’s management fee was higher than the comparable groups. They noted the Fund’s management fee was generally in line with the fees charged by the Advisor for separate accounts with similar strategies where the Advisor serves as investment adviser. They considered the Advisor’s fees with respect to sub-advised accounts. The Trustees further noted that the Fund’s net expense ratio was lower or equal to the Fund’s comparison group. The Trustees acknowledged the amount of resources and due diligence the Advisor provided to the Fund was significant. The Trustees concluded that the management fee for the Fund was not unreasonable.

As for potential economies of scale, the Trustees noted the Fund’s fees and considered the size of the Fund. They also considered the Advisor’s assertion that breakpoints would, therefore, be unreasonable in the near term. They noted, however, the Advisor’s willingness to discuss the matter of economies as the Fund’s size materially increased. After further discussion, it was the consensus of the Trustees that based on the existing management fee and the Fund’s current asset level, material economies of scale had likely not yet been reached by the Advisor and the absence of breakpoints was reasonable. The Trustees agreed to monitor this issue and revisit this discussion as the Fund’s size increased significantly.

Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the new Management Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that approval of the new Management Agreement was in the best interests of the shareholders of the Fund.

3.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

4.) PROXY VOTING GUIDELINES
The Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-888-925-8428. This information is also available on the SEC’s website at http://www.sec.gov.

5.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the fiscal year ended January 31, 2022, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Advisor, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of each Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

2022 Annual Report 19

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

Gerard S. E. Heffernan	President	Since 2021	Managing Director of Walthausen &	N/A	N/A
Year of Birth: 1963			Co., LLC (2019 to Present). Funds
Manager, Walthausen & Co., LLC
(2018 to Present). Investment
Consultant, Linde Hansen & Co.
(2013 to 2018).

Mark L. Hodge	Secretary	Since 2008	Chief Compliance Officer (2007 to	N/A	N/A
Year of Birth: 1958	and Chief		Present) and Managing Director
	Compliance		(2013 to Present), Walthausen & Co.,
	Officer		LLC.

Stanley M. Westhoff Jr.	Treasurer	Since 2011	Equity Analyst (2007 to Present)	N/A	N/A
Year of Birth: 1969			and Managing Director (2013 to
Present), Walthausen & Co.,
LLC.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.

Independent Trustees

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

Edward A. LaVarnway	Independent	Since 2008	Retired as of 5/10/13. Executive	2	None
Year of Birth: 1951	Trustee		Director, Fredric Remington Art
Museum (8/15/05 to 5/10/13).

John P. Mastriani	Independent	Since	Retired as of 3/1/14 from serving as	2	None
Year of Birth: 1952	Trustee	July 2014	Executive Vice President of The Ayco
Company, L.P. (“Ayco”), a Goldman
Sachs Company affiliate. Board
Member and Chair of the Investment
Committee of the Goldman Sachs
Philanthropic Fund (11/2020 to
Present) & The Ayco Charitable
Foundation (4/2014 to Present).

Hany A. Shawky	Independent	Since 2009	Professor of Finance at the University	2	None
Year of Birth: 1947	Trustee		at Albany, N.Y. (10/2007 to Present).

(1) The address of each Trustee is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.

The Statement of Additional Information contains additional and more detailed information about the Trustees and is available without charge by calling the transfer agent at 1-888-925-8428.

2022 Annual Report 20

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Focused Small Cap Value Fund. This report is not intended for distribution to prospec-
tive investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that John P. Mastriani is an audit committee financial expert. Mr. Mastriani is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 1/31/2022	FYE 1/31/2021
Audit Fees	$26,500	$26,500
Audit-Related Fees	$1,000	$1,500
Tax Fees	$12,000	$12,000
All Other Fees	$900	$800

Nature of Audit-Related Fees: Consent Fee.
Nature of Tax Fees: preparation of Excise Tax Statement, 1120 RIC, and review of year end dividend calculation.
Nature of All Other Fees: Review of Semi-Annual Report

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 1/31/2022	FYE 1/31/2021
Registrant	$12,900	$12,800
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/Gerard S.E. Heffernan Gerard S. E. Heffernan President

Date: 4/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Gerard S.E. Heffernan Gerard S. E. Heffernan President

Date: 4/6/22

By: /s/Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer

Date: 4/6/2022